Royce Micro-Cap Portfolio
Royce Micro-Cap Portfolio
Investment Goal
Royce Micro-Cap Portfolio's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce Micro-Cap Portfolio	Investment Class	Service Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce Micro-Cap Portfolio		Investment Class	Service Class
Management fees		1.25%	1.25%
Distribution (12b-1) fees		none	0.25%
Other expenses		0.07%	0.13%
Acquired Fund Fees and Expenses		0.05%	0.05%
Total annual Fund operating expenses		1.37%	1.68%
Fee waivers and/or expense reimbursements		none	(0.05%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	1.37%	1.63%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.58% through April 30, 2012.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce Micro-Cap Portfolio (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	139	434	750	1,646
Service Class	166	525	908	1,983

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in equity securities of micro-cap companies, a universe of more than 3,000 companies with market capitalizations up to  $500 million. Using its value approach, Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels.
Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Micro-Cap Portfolio is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap securities are generally more volatile and their market is less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index and the Russell Microcap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe. The Service Class commenced operations on May 2, 2006. Performance information prior to that date is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class's expenses had been reflected, returns prior to May 2, 2006 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 31.36% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -29.64% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce Micro-Cap Portfolio	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Russell Microcap Index	28.89%	1.19%	7.38%
Investment Class	30.10%	7.96%	12.13%
Service Class	29.90%	7.76%	12.02%

The Fund's total returns do not reflect any deduction for charges or expenses of the variable contracts or retirement plans investing in the Fund. If these costs and expenses were reflected, the returns shown would be lower. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce Small-Cap Portfolio
Royce Small-Cap Portfolio
Investment Goal
Royce Small-Cap Portfolio's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce Small-Cap Portfolio	Investment Class	Service Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce Small-Cap Portfolio	Investment Class	Service Class
Management fees	1.00%	1.00%
Distribution (12b-1) fees	none	0.25%
Other expenses	0.06%	0.09%
Total annual Fund operating expenses	1.06%	1.34%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce Small-Cap Portfolio (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	108	337	585	1,294
Service Class	136	425	734	1,613

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in equity securities of small-cap companies, those with market capitalizations from  $500 million to  $2.5 billion. Using its value approach, Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Small-Cap Portfolio is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger cap companies or other asset classes. In addition, as of 12/31/10, the Fund held a limited number of portfolio securities (less than 100) and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Service Class commenced operations on May 2, 2006. Performance information prior to that date is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class's expenses had been reflected, returns prior to May 2, 2006 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 27.55% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -24.29% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/10)
Average Annual Total Returns Royce Small-Cap Portfolio	1 Year	5 Years	10 Years
Russell 2000 Index	26.86%	4.47%	6.33%
Investment Class	20.52%	6.06%	10.35%
Service Class	20.26%	5.83%	10.23%

The Fund's total returns do not reflect any deduction for charges or expenses of the variable contracts or retirement plans investing in the Fund. If these costs and expenses were reflected, the returns shown would be lower. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 11, 2011
Entity Registrant Name	dei_EntityRegistrantName	ROYCE CAPITAL FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0001006387
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 11, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Royce Micro-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Micro-Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Micro-Cap Portfolio's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in equity securities of micro-cap companies, a universe of more than 3,000 companies with market capitalizations up to  $500 million. Using its value approach, Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels.
Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Micro-Cap Portfolio is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap securities are generally more volatile and their market is less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Micro-Cap Portfolio is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index and the Russell Microcap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe. The Service Class commenced operations on May 2, 2006. Performance information prior to that date is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class's expenses had been reflected, returns prior to May 2, 2006 for that Class would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex
The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index, and the Russell Microcap Index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 31.36% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -29.64% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.64%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund's total returns do not reflect any deduction for charges or expenses of the variable contracts or retirement plans investing in the Fund. If these costs and expenses were reflected, the returns shown would be lower. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce Micro-Cap Portfolio | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.37%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.37%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Annual Return 2001	rr_AnnualReturn2001	29.70%
Annual Return 2002	rr_AnnualReturn2002	(12.90%)
Annual Return 2003	rr_AnnualReturn2003	49.20%
Annual Return 2004	rr_AnnualReturn2004	13.80%
Annual Return 2005	rr_AnnualReturn2005	11.60%
Annual Return 2006	rr_AnnualReturn2006	21.10%
Annual Return 2007	rr_AnnualReturn2007	4.00%
Annual Return 2008	rr_AnnualReturn2008	(43.30%)
Annual Return 2009	rr_AnnualReturn2009	57.90%
Annual Return 2010	rr_AnnualReturn2010	30.10%
1 Year	rr_AverageAnnualReturnYear01	30.10%
5 Years	rr_AverageAnnualReturnYear05	7.96%
10 Years	rr_AverageAnnualReturnYear10	12.13%
Royce Micro-Cap Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.68%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.63%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	525
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	908
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,983
1 Year	rr_AverageAnnualReturnYear01	29.90%
5 Years	rr_AverageAnnualReturnYear05	7.76%
10 Years	rr_AverageAnnualReturnYear10	12.02%
Royce Micro-Cap Portfolio | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce Micro-Cap Portfolio | Russell Microcap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.89%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Royce Small-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Small-Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Small-Cap Portfolio's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in equity securities of small-cap companies, those with market capitalizations from  $500 million to  $2.5 billion. Using its value approach, Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Small-Cap Portfolio is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger cap companies or other asset classes. In addition, as of 12/31/10, the Fund held a limited number of portfolio securities (less than 100) and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Small-Cap Portfolio is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Service Class commenced operations on May 2, 2006. Performance information prior to that date is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class's expenses had been reflected, returns prior to May 2, 2006 for that Class would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 27.55% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -24.29% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.29%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund's total returns do not reflect any deduction for charges or expenses of the variable contracts or retirement plans investing in the Fund. If these costs and expenses were reflected, the returns shown would be lower. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce Small-Cap Portfolio | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2001	rr_AnnualReturn2001	21.00%
Annual Return 2002	rr_AnnualReturn2002	(13.80%)
Annual Return 2003	rr_AnnualReturn2003	41.10%
Annual Return 2004	rr_AnnualReturn2004	25.00%
Annual Return 2005	rr_AnnualReturn2005	8.60%
Annual Return 2006	rr_AnnualReturn2006	15.60%
Annual Return 2007	rr_AnnualReturn2007	(2.10%)
Annual Return 2008	rr_AnnualReturn2008	(27.20%)
Annual Return 2009	rr_AnnualReturn2009	35.20%
Annual Return 2010	rr_AnnualReturn2010	20.50%
1 Year	rr_AverageAnnualReturnYear01	20.52%
5 Years	rr_AverageAnnualReturnYear05	6.06%
10 Years	rr_AverageAnnualReturnYear10	10.35%
Royce Small-Cap Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	20.26%
5 Years	rr_AverageAnnualReturnYear05	5.83%
10 Years	rr_AverageAnnualReturnYear10	10.23%
Royce Small-Cap Portfolio | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%

[1]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.58% through April 30, 2012.